Note 44 Personnel Expenses Breakdown (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Personnel expenses [Line Items]
Wages and salaries	€ 5,937	€ 5,068	€ 4,310
Social security contributions	1,007	834	708
Post-employment benefit expense, defined contribution plans	158	139	87
Defined benefit plan expense	51	49	42
Other employee expense	506	440	454
Employee benefits expense	€ 7,659	€ 6,530	€ 5,601

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).